UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-05336

Exact name of registrant as specified in charter:	Prudential Institutional Liquidity Portfolio.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	3/31/2006

Date of reporting period:	6/30/2005

Item 1. Schedule of Investments [INSERT REPORT]

Prudential Institutional Liquidity Portfolio, Inc.

Institutional Money Market Series

Schedule of Investments as of June 30, 2005 (Unaudited)

Principal Amount (000)	Description	Value
ASSET BACKED SECURITIES 0.8%
	Ford Credit Auto Owner Trust
$7,852	3.15%, 12/15/05 (b)	$7,851,960
	Volkswagen Auto Lease Trust
4,560	2.985%, 3/20/06	4,559,899

		12,411,859

CERTIFICATES OF DEPOSIT - DOMESTIC 5.4%
	Bank of New York
25,000	3.255%, 10/31/05 (b)	24,997,486
	Citibank N.A., New York
25,000	3.44%, 9/29/05	25,000,000
	SunTrust Banks, Inc.
30,000	3.20%, 5/12/06	29,997,866

		79,995,352

CERTIFICATES OF DEPOSIT - YANKEE 5.7%
	Depfa Bank PLC
20,000	3.15%, 7/25/05	20,000,000
	Natexis Banques Populaires
15,000	3.145%, 8/4/05	14,999,930
	Societe Generale
40,000	2.84%, 7/18/05	39,998,820
	Toronto Dominion Bank
10,000	3.03%, 12/30/05	10,000,000

		84,998,750

COMMERCIAL PAPER 32.0%
	Amsterdam Funding Corp., 144A
19,000	3.25%, 7/26/05 (d)	18,957,118
	BankAmerica Corp.
50,000	3.15%, 8/9/05 (d)	49,829,374
	Barton Capital Corp., 144A
6,903	3.28%, 8/5/05 (d)	6,880,987
	Cafco LLC, 144A
20,000	3.41%, 9/20/05 (d)	19,846,550
	Citigroup Global Markets Holdings
8,000	3.13%, 8/3/05 (d)	7,977,047
	Edison Asset Securitization LLC
20,000	2.90%, 8/10/05 (d)	19,935,556
	HSBC Finance Corp.
18,000	3.22%, 8/4/05 (d)	17,945,260

Principal Amount (000)	Description	Value
	Long Lane Master Trust, 144A
25,000	3.24%, 7/18/05 (d)	24,961,750
	Norddeutsche Landesbank (Luxembourg) 144A
6,200	3.40%, 8/24/05 (d)	6,168,380
67,630	3.43%, 9/14/05 (d)	67,146,727
	Old Line Funding LLC, 144A
23,248	3.25%, 7/26/05 (d)	23,195,531
	Park Granada LLC, 144A
32,000	3.40%, 8/29/05 (d)	31,821,689
	PB Finance Delaware, Inc.
25,000	3.19%, 8/3/05 (d)	24,926,896
	PNC Bank, National Association
24,000	3.29%, 7/27/05	23,942,973
	Skandinaviska Enskilda Banken AB, 144A
36,000	3.27%, 7/18/06 (d)	36,000,000
	Spintab Swedmortgage AB
15,000	3.00%, 8/18/05 (d)	14,940,000
	Swiss Re Financial Products Corp., 144A
10,000	2.94%, 8/8/05 (d)	9,968,967
	Tulip Funding Corp., 144A
40,000	3.31%, 7/29/05 (d)	39,897,022
	Windmill Funding Corp., 144A
15,000	3.30%, 7/28/05 (d)	14,962,875
15,000	3.30%, 8/1/05 (d)	14,957,375

		474,262,077

OTHER CORPORATE OBLIGATIONS 23.9%
	American Express Credit Corp.
46,000	3.23%, 7/5/05 (b), MTN	46,014,831
6,500	3.4063%, 7/18/05 (b)	6,511,502
	GE Capital Assurance Co.
23,000	3.36%, 7/22/05 (b)(c) (cost $23,000,000, date purchased 7/22/04)	23,000,000
	GE Capital Corp.
42,500	3.2838%, 7/11/05 (b)	42,500,000
	Irish Life Payment PLC, MTN, 144A
50,000	3.27%, 6/21/06	49,996,723
	Merrill Lynch & Co., Inc., MTN
66,000	3.41%, 7/11/05 (b)	66,000,000
	MetLife Insurance Co.
10,000	3.28%, 8/1/05 (b)(c) (cost $10,000,000, date purchased 2/7/05)	10,000,000
	Morgan Stanley, MTN
46,000	3.13%, 7/5/05 (b)	46,000,000
	National City Bank Inc., MTN
14,000	3.16%, 8/8/05 (b)	13,997,619
	Pacific Life Insurance Co.
11,000	3.5337%, 9/16/05 (b)(c) (cost $11,000,000, date purchased 6/15/05)	11,000,000
	Travelers Insurance Co.
5,000	3.16%, 7/8/05 (b)(c) (cost $5,000,000, date purchased 7/07/04)	5,000,000
25,000	3.3887%, 11/25/05 (b)(c) (cost $25,000,000, date purchased 2/17/05)	25,000,000

Principal Amount (000)	Description	Value
	United of Omaha Life Insurance Co.
10,000	3.07%, 9/6/05 (b)(c) (cost $10,000,000, date purchased 12/2/04)	10,000,000

		355,020,675

TIME DEPOSITS 11.2%
	Chase Bank USA
70,000	3.3438%, 7/1/05	70,000,000
	National City Bank
47,048	3.3125%, 7/1/05	47,048,000
	Toronto Dominion Bank
50,000	3.795%, 7/3/06	50,000,000

		167,048,000

REPURCHASE AGREEMENTS (e) 10.1%
	BankAmerica Corp.,
50,000	3.30% dated 6/29/05, due 7/6/05 in the amount of $50,032,083, (cost $50,000,000; the value of the collateral including accrued interest was $51,000,000)	50,000,000
	Greenwich Capital Markets, Inc.
100,000	3.45%, dated 6/30/05, due 7/1/05 in the amount of $100,009,583, (cost $100,000,000; the value of the collateral including accrued interest was $102,002,669)	100,000,000

		150,000,000

Shares
MONEY MARKET FUND 10.9%
162,578,273	Dryden Core Investment Fund – Taxable Money Market Series (f) (cost $162,578,273)	162,578,273

	Total Investments 100.0% (amortized cost $1,486,314,986) (a)	1,486,314,986
	Other assets in excess of liabilities	697,210

	Net Assets 100%	$1,487,012,196

144A – Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted 144A securities are deemed to be liquid.

(a)	Federal income tax basis is the same as for financial reporting purposes.
(b)	Variable rate instrument. The maturity date presented for these instruments is the next date on which the rate of interest is adjusted.
(c)	Private placement restricted as to resale and does not have a readily available market. The aggregate cost of such securities is $84,000,000. The aggregate value of $84,000,000 is 5.6% of net assets.
(d)	Rate quoted represents yield-to-maturity as of purchase date.
(e)	Repurchase agreements are collateralized by United States or federal agency obligations.
(f)	Prudential Investments LLC, the manager of the Fund also serves as manager of the Dryden Core Investment Fund – Taxable Money Market Series.

MTN—Medium Term Note.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Portfolio securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. If the amortized cost method is determined not to represent fair value, the fair value shall be determined by or under the direction of the Board of Directors.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

The Fund invests in the Taxable Money Market Series (“the Series”), a portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by Prudential Investments LLC.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential Institutional Liquidity Portfolio

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date August 10, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date August 10, 2005

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date August 10, 2005

*	Print the name and title of each signing officer under his or her signature.